Consolidated statement of profit or loss - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Continuing Operations [abstract]
Interest income using effective interest rate method	€ 43,760	€ 49,474	€ 44,658
Other interest income	7,568	9,685	7,741
Total interest income	51,327	59,159	52,399
Interest expense using effective interest rate method	(29,718)	(34,878)	(28,510)
Other interest expense	(6,653)	(8,993)	(7,726)
Total interest expense	(36,371)	(43,871)	(36,237)
Net interest income 20	14,957	15,288	16,162
Fee and commission income	6,297	5,604	5,109
Fee and commission expense	(1,696)	(1,596)	(1,514)
Net fee and commission income	4,602	4,008	3,595
Valuation results and net trading income 22	5,789	1,614	(1,732)
Investment income 23	129	13	95
Share of result from associates and joint ventures 8	209	205	149
Impairment of associates and joint ventures 8	(9)	(35)	(5)
Net result on derecognition of financial assets measured at amortised cost	0	(2)	3
Other net income 24	3	(3)	(147)
Total income	25,678	21,087	18,121
Addition to loan loss provisions	1,304	1,194	520
Staff expenses 25	7,600	7,184	6,725
Other operating expenses 26	4,984	4,937	4,839
Total expenses	13,887	13,315	12,084
Result before tax	11,791	7,772	6,037
Taxation 34	3,192	2,181	1,662
Net result	8,599	5,592	4,374
Net result attributable to:
Non-controlling interests	275	258	235
Shareholders of the parent	€ 8,324	€ 5,334	€ 4,140
Earnings per ordinary share 28
Basic earnings per ordinary share (in EUR per share)	€ 2.78	€ 1.65	€ 1.16
Diluted earnings per ordinary share (in EUR per share)	€ 2.78	€ 1.65	€ 1.16